Tangible fixed assets - Impairment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Tangible fixed assets
Impairment loss	$ (103,977)	$ (23,923)	$ (138,848)
Tangible fixed assets	$ 1,888,583	$ 2,206,618
Discount rate used to estimate future cash flows	7.50%	6.40%
Steam vessels
Tangible fixed assets
Number of vessels for which value in use is lower than carrying amount | item	5
Impairment loss	$ (103,977)
Impairment reversal resulting from potential increase in re-chartering rate	41,645
Impairment loss resulting from potential decrease in re-chartering rate	$ 41,645
Discount rate used to estimate future cash flows	7.50%	6.40%
Percentage of increase or decrease in the discount rate for sensitivity analysis	0.50%
Impairment loss due to increase in discount rate	$ 8,177
Impairment reversal due to decrease in discount rate	(8,719)
Steam vessels | Average
Tangible fixed assets
Charter market rate used (per day)	35	$ 40
Increase or decrease in re-chartering rate for sensitivity analysis	5
Steam vessels impaired during current period
Tangible fixed assets
Impairment loss	(103,977)
Tangible fixed assets	354,466
Methane Rita Andrea
Tangible fixed assets
Impairment loss	(23,234)
Tangible fixed assets	67,697
Methane Jane Elizabeth
Tangible fixed assets
Impairment loss	(22,573)
Tangible fixed assets	70,149
Methane Alison Victoria
Tangible fixed assets
Impairment loss	(20,118)
Tangible fixed assets	71,587
Methane Shirley Elisabeth
Tangible fixed assets
Impairment loss	(16,869)
Tangible fixed assets	69,069
Methane Heather Sally
Tangible fixed assets
Impairment loss	(21,183)
Tangible fixed assets	$ 75,964